Pensions and other post-employment benefits - Summary of Changes in Assumptions Used on Benefit Obligations, Defined Benefit Pension and Post Retirement Costs (Detail) £ in Millions	12 Months Ended
Dec. 31, 2023 GBP (£)
Actuarial assumption of 0.25% increase in discount rates
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
(Decrease)/increase in annual pension cost	£ 18
Increase/(decrease) in annual post-retirement benefits cost	1
(Decrease)/increase in pension obligation	(373)
(Decrease)/increase in post-retirement benefits obligation	(20)
Actuarial assumptions of 0.25% decrease in discount rate
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
(Decrease)/increase in annual pension cost	18
Increase/(decrease) in annual post-retirement benefits cost	(1)
(Decrease)/increase in pension obligation	391
(Decrease)/increase in post-retirement benefits obligation	22
Actuarial assumptions of 0.75% increase in discount rate
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
(Decrease)/increase in annual pension cost	58
Increase/(decrease) in annual post-retirement benefits cost	3
(Decrease)/increase in pension obligation	(1,071)
(Decrease)/increase in post-retirement benefits obligation	(57)
Actuarial assumptions of 0.75% decrease in discount rate
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
(Decrease)/increase in annual pension cost	51
Increase/(decrease) in annual post-retirement benefits cost	(3)
(Decrease)/increase in pension obligation	1,231
(Decrease)/increase in post-retirement benefits obligation	66
Actuarial assumptions of 0.25% increase in inflation rate
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase/(decrease) in annual post-retirement benefits cost	16
(Decrease)/increase in pension obligation	289
Actuarial assumptions of 0.25% decrease in inflation rate
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase/(decrease) in annual post-retirement benefits cost	(14)
(Decrease)/increase in pension obligation	(280)
Actuarial assumptions of 0.75% increase in inflation rate
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase/(decrease) in annual post-retirement benefits cost	46
(Decrease)/increase in pension obligation	897
Actuarial assumptions of 0.75% decrease in inflation rate
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase/(decrease) in annual post-retirement benefits cost	(40)
(Decrease)/increase in pension obligation	(803)
Actuarial Assumption Of Life Expectancy Rates
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
(Decrease)/increase in annual pension cost	(20)
Increase/(decrease) in annual post-retirement benefits cost	2
(Decrease)/increase in pension obligation	432
(Decrease)/increase in post-retirement benefits obligation	32
Actuarial assumption for future healthcare inflation
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase/(decrease) in annual post-retirement benefits cost	2
(Decrease)/increase in post-retirement benefits obligation	£ 34